Retirement Plans - UK plans (Details) (UK Plans, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 10,714,000	$ 9,483,000
Funding deficit based on most recent valuation	2,500,000
Period over which the deficit is being funded	10 years
Transferred to defined contribution plan
Defined Benefit Plan Disclosure [Line Items]
Number of members in the plan	6
Accrued pension liability	4,000,000	3,500,000
Still employed by company
Defined Benefit Plan Disclosure [Line Items]
Number of members in the plan	5
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	6.80%	6.80%
Fair value of plan assets	7,048,000	6,149,000
Gilts
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	3.00%	3.00%
Fair value of plan assets	1,775,000	1,700,000
Corporate
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	4.50%	4.70%
Fair value of plan assets	1,758,000	1,566,000
Other (cash)
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	3.40%	3.50%
Fair value of plan assets	$ 133,000	$ 68,000